Amounts Receivable and Prepaid Expenses (Details) - Schedule of Prepaid Expenses - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses [Abstract]
HST	$ 4,493	$ 4,247
Prepaid expenses and other receivables	3,270	3,973
Total	$ 7,763	$ 8,220